RISKS (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Risks
Accounts receivable	$ 303,767		$ 266,379
Deposits and other current assets	$ 51,014		$ 51,083
Increase decrease on interest risk, rate	1.00%
Increase decrease from post tax loss	$ 1,679	$ 2,189